Nature Of Operations And Basis Of Preparation	12 Months Ended
Dec. 31, 2011
Nature Of Operations And Basis Of Preparation [Abstract]
Nature Of Operations And Basis Of Preparation
2.	Nature of Operations and Basis of Preparation

(a)	Nature of Operations

The Company has a business of owning and chartering out containerships under long term time charters. All vessels are time chartered to CMA CGM for remaining terms as at December 31, 2011 ranging from one to 14 years. The following table provides information about the 17 vessels in the fleet chartered to CMA CGM and reflected in these consolidated financial statements:

Vessel Name	Capacity in TEUs (1)	Year Built	Purchase Date by GSL(2)	Approximate Remaining Charter Duration (years) (3)	Daily Charter Rate
Ville d'Orion	4,113	1997	December 2007	1.0	$28.500
Ville d'Aquarius	4,113	1996	December 2007	1.0	$28.500
CMA CGM Matisse	2,262	1999	December 2007	5.0	$18.465
CMA CGM Utrillo	2,262	1999	December 2007	5.0	$18.465
Delmas Keta	2,207	2003	December 2007	6.0	$18.465
Julie Delmas	2,207	2002	December 2007	6.0	$18.465
Kumasi	2,207	2002	December 2007	6.0	$18.465
Marie Delmas	2,207	2002	December 2007	6.0	$18.465
CMA CGM La Tour	2,272	2001	December 2007	5.0	$18.465
CMA CGM Manet	2,272	2001	December 2007	5.0	$18.465
CMA CGM Alcazar	5,089	2007	January 2008	9.0	$33.750
CMA CGM Château d'lf	5,089	2007	January 2008	9.0	$33.750
CMA CGM Thalassa	11,040	2008	December 2008	14.0	$47.200
CMA CGM Jamaica	4,298	2006	December 2008	11.0	$25.350
CMA CGM Sambhar	4,045	2006	December 2008	11.0	$25.350
CMA CGM America	4,045	2006	December 2008	11.0	$25.350
CMA CGM Berlioz	6,621	2001	August 2009	9.7	$34.000

(1)	Twenty-foot Equivalent Units.
(2)	Purchase dates of vessels related to the Company's time charter business.
(3)	As at December 31, 2011. Plus or minus 90 days at charterer's option.

Segment Information

The activity of the Company currently consists solely of the ownership and provision of vessels for container shipping under time charters.

(b)	Basis of Preparation

(i)	Counterparty risk

All of the Company's vessels are chartered to CMA CGM and payments to the Company under the charters are currently its sole source of operating revenue. The Company is consequently highly dependent on the performance by CMA CGM of its obligations under the charters. The container shipping industry is volatile and is currently experiencing a cyclical downturn and many container shipping companies are reporting losses.

CMA CGM is discussing with its lenders the rescheduling of certain repayments and the adjustment of certain covenants to take account of the cyclical nature of the container shipping industry.

The Company has experienced continued and from time to time, increased delays in receiving charterhire from CMA CGM, where between one and four instalments have been outstanding. Under the charter contracts, charterhire is due to be paid every 15 days in advance on the 1st and 16th of each month. As at December 31, 2011, two periods of charterhire, due on December 1 and December 16, 2011, were outstanding amounting to $13,314. This was received in January 2012. As at close of business on April 12, 2012, the latest practicable date prior to the issuance of these consolidated financial statements, two periods of charterhire, due on March 16 and April 1, 2012, were outstanding amounting to $13,314.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

If CMA CGM is unable to reach agreements with its lenders and ceases doing business or otherwise fails to perform its obligations under the Company's charters, Global Ship Lease's business, financial position and results of operations would be materially adversely affected as it is probable that, should the Company be able to find replacement charters, these would be at significantly lower daily rates and for shorter durations than currently in place. In this situation there would be significant uncertainty about the Company's ability to continue as a going concern.

(ii)	Credit Facility

A further consequence of the current cyclical downturn is that there have been declines in charter free market values of containerships. Under the terms of the Company's credit facility, the Leverage Ratio, being the ratio of outstanding drawings under the credit facility and the aggregate charter free market value of the secured vessels which are under charter, cannot exceed 75%. On November 30, 2011, due to the downturn in market values, the Company announced a waiver from its lenders of the requirement to perform the Leverage Ratio test until November 30, 2012. Should charter free market values not improve, a further waiver or other relief may be required in respect of the test as at November 30, 2012.

If relief in respect of the test due as at November 30, 2012 is required and is not obtained and the Leverage Ratio is above 75%, the lenders may declare an event of default and accelerate some or all of the debt or require the Company to provide additional security which would raise substantial doubt about the Company's ability to continue as a going concern. The Company was compliant with all of its financial covenants at December 30, 2011 and at the date of issuance of these financial statements.

As a result of the waiver, the relevant debt is classified as non-current in the consolidated balance sheet and the consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities, or any other adjustments that might result should the Company be unable to continue as a going concern.